Subsequent Events (Details) - Jul. 14, 2025 - WHOW Games GmbH - Major business combination [member] € in Millions, $ in Millions	USD ($)	EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Cash purchase price	$ 64.3	€ 55.0
Earn-out performance period	24 months
Total additional earn-out payable		10.0
Additional earn-out payable, annually		€ 5.0